Contingent and Deferred Consideration Payable - Schedule of Contingent Consideration Payable (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Contingent And Deferred Consideration Payable [Abstract]
Beginning balance	$ 30,815
Payments made during the period	(1,436)
Additions in The period	0
(Gain) / loss	6,154
Other	303
Ending balance	35,836
Current	20,520
Non-current	$ 15,316